Schedule of Investments
May 31, 2020
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–117.51%(a)
CD Mortgage Trust, Series 2017-CD3, Class D, 3.25%, 01/10/2027(b)(c)	$2,000,000	$1,305,716
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class D, 5.09%, 02/10/2024(b)(c)(d)	500,000	407,908
Series 2014-GC19, Class XA, IO, 1.15%, 01/10/2024(b)(d)	41,009,272	1,441,890
Series 2014-GC23, Class D, 4.49%, 07/10/2024(b)(c)(d)	3,000,000	2,336,785
Commercial Mortgage Trust,
Series 2013-CR13, Class D, 4.89%, 12/10/2023(b)(c)(d)	3,250,000	1,980,810
Series 2014-CR14, Class C, 4.62%, 01/10/2024(b)(d)	1,000,000	940,658
Series 2014-CR19, Class C, 4.73%, 08/10/2024(b)(d)	3,000,000	2,630,909
Series 2014-CR19, Class D, 4.73%, 08/10/2024(b)(c)(d)	4,000,000	2,322,332
Series 2014-CR20, Class D, 3.22%, 10/10/2024(c)	2,000,000	1,271,545
Series 2014-LC15, Class XA, IO, 1.09%, 12/10/2023(b)(d)	43,487,467	1,459,709
Series 2014-UBS4, Class C, 4.64%, 07/10/2024(b)(d)	3,000,000	2,707,445
Series 2014-UBS4, Class XD, IO, 0.96%, 06/10/2024(c)(d)	23,372,874	777,688
Series 2014-UBS5, Class D, 3.50%, 09/10/2024(b)(c)	4,500,000	2,012,963
Series 2014-UBS6, Class C, 4.45%, 12/10/2024(b)(d)	1,287,000	1,072,423
Series 2014-UBS6, Class D, 3.95%, 12/10/2024(b)(c)(d)	5,000,000	2,120,772
Series 2015-CR22, Class D, 4.11%, 03/10/2025(c)(d)	4,000,000	2,978,980
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class E, 3.35%, 11/15/2027(c)(d)	4,000,000	2,215,470
DBJPM Mortgage Trust, Series 2017-C6, Class D, 3.24%, 06/10/2027(b)(c)(d)	3,500,000	1,966,074
FREMF Mortgage Trust,
Series 2016-K57, Class C, 3.92%, 08/25/2026(c)(d)	3,000,000	2,881,200
Series 2017-K71, Class C, 3.88%, 11/25/2027(c)(d)	3,000,000	2,814,590
Series 2017-KF41, Class B, 3.49% (1 mo. USD LIBOR + 2.50%), 11/25/2024(c)(e)	1,327,899	1,164,997
GS Mortgage Securities Trust, Series 2015-GC30, Class C, 4.08%, 05/10/2025(b)(d)	3,398,000	3,018,202
Hilton USA Trust, Series 2016-SFP, Class F, 6.16%, 11/05/2023(c)	3,000,000	2,601,262
Principal Amount		Value
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.10%, 06/15/2023(b)(d)	$500,000	$408,686
Series 2014-C22, Class D, 4.55%, 08/15/2024(b)(c)(d)	3,500,000	1,221,544
Series 2014-C23, Class D, 3.97%, 09/15/2024(b)(c)(d)	3,500,000	2,632,876
Series 2014-C26, Class D, 3.88%, 12/15/2024(b)(c)(d)	4,954,000	3,589,808
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/2024(b)(c)	4,000,000	2,858,188
Series 2015-C22, Class D, 4.23%, 04/15/2025(b)(c)(d)	4,379,676	3,220,940
Series 2015-C24, Class D, 3.26%, 05/15/2048(b)(c)	1,300,000	892,758
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 02/15/2026(b)(c)	3,532,000	2,293,821
Motel 6 Trust, Series 2017-MTL6, Class F, 4.43% (1 mo. USD LIBOR + 4.25%), 08/15/2020(c)(e)	2,407,344	1,920,564
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/2024(b)(c)(d)	3,500,000	2,342,253
Series 2015-NXS2, Class D, 4.29%, 07/15/2025(b)(d)	1,000,000	732,678
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 4.59%, 02/15/2024(b)(c)(d)	3,500,000	2,377,244
Total Asset-Backed Securities (Cost $90,546,921)		68,921,688
Shares
Preferred Stocks–13.43%
Mortgage REITs–13.43%
New York Mortgage Trust, Inc., 8.00%, Series D, Pfd.	100,000	1,882,000
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	97,000	2,136,910
Two Harbors Investment Corp., 7.63%, Series B, Pfd.	98,000	1,975,680
Two Harbors Investment Corp., 7.25%, Series C, Pfd.	96,000	1,884,480
Total Preferred Stocks (Cost $9,883,077)		7,879,070
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–3.38%
Freddie Mac Multifamily Structured Pass Through Ctfs., Series 2017-K041, Class X1, IO, 0.68%, 10/25/2024(b)(d) (Cost $1,987,703)	$94,742,765	1,980,332
U.S. Dollar Denominated Bonds & Notes–3.22%
Mortgage REITs–3.22%
Granite Point Mortgage Trust, Inc., Conv., 5.63%, 12/01/2022 (Cost $2,995,738)(c)	3,000,000	1,887,827

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2024 Target Term Fund

Principal Amount		Value
U.S. Treasury Securities–0.66%
U.S. Treasury Bills–0.66%
0.15% - 0.40%, 09/03/2020 (Cost $389,821)(f)(g)	$390,000	$389,850
Shares
Money Market Funds–6.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(h)(i)	1,319,808	1,319,808
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(h)(i)	828,148	828,894
Invesco Treasury Portfolio, Institutional Class, 0.08%(h)(i)	1,508,352	1,508,352
Total Money Market Funds (Cost $3,656,594)		3,657,054
TOTAL INVESTMENTS IN SECURITIES–144.43% (Cost $109,459,854)		84,715,821
REVERSE REPURCHASE AGREEMENTS– (46.03)%		(27,000,000)
OTHER ASSETS LESS LIABILITIES—1.60%		938,120
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$58,653,941
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Maturity date reflects the anticipated repayment date.
(b)	All or a portion of the security is pledged as collateral for open reverse repurchase agreeements.

Counterparty	Reverse Repurchase Agreements	Value of Non-cash Collateral Pledged*	Net Amount
Wells Fargo Bank, N.A.	$27,000,000	$(27,000,000)	$—

* Amount does not include excess collateral pledged.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $56,396,915, which represented 96.15% of the Fund’s Net Assets.
(d)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2020.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(f)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$644,399	$2,471,154	$(1,795,745)	$-	$-	$1,319,808	$683
Invesco Liquid Assets Portfolio, Institutional Class	527,893	1,765,110	(1,464,408)	393	(94)	828,894	1,025
Invesco Treasury Portfolio, Institutional Class	736,455	2,824,177	(2,052,280)	-	-	1,508,352	645
Total	$1,908,747	$7,060,441	$(5,312,433)	$393	$(94)	$3,657,054	$2,353

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2024 Target Term Fund

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Value(b)	Unrealized Appreciation (Depreciation)(b)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit CMBX North America BBB - Index Series 8, Version 1	Sell	3.00%	Monthly	10/17/2057	12.508%	$8,400,000	$(837,427)	$(2,684,877)	$(1,847,450)

(a)	Implied credit spreads represent the current level, as of May 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
(b)	Swaps are collateralized by $2,810,000 cash held with J.P. Morgan Chase Bank, N.A., the Counterparty.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 Month USD LIBOR	Quarterly	(2.857)%	Semi-Annually	11/29/2024	USD	12,600,000	$—	$(1,433,627)	$(1,433,627)
Receive	3 Month USD LIBOR	Quarterly	(2.826)	Semi-Annually	11/29/2024	USD	3,000,000	—	(337,192)	(337,192)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$(1,770,819)	$(1,770,819)

Abbreviations:
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income 2024 Target Term Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$68,921,688	$—	$68,921,688
Preferred Stocks	7,879,070	—	—	7,879,070
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,980,332	—	1,980,332
U.S. Dollar Denominated Bonds & Notes	—	1,887,827	—	1,887,827
U.S. Treasury Securities	—	389,850	—	389,850
Money Market Funds	3,657,054	—	—	3,657,054
Total Investments in Securities	11,536,124	73,179,697	—	84,715,821
Other Investments - Liabilities*
Swap Agreements	—	(3,618,269)	—	(3,618,269)
Reverse Repurchase Agreements	—	(27,000,000)	—	(27,000,000)
Total Investments	$11,536,124	$42,561,428	$—	$54,097,552

*	Unrealized appreciation (depreciation).
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco High Income 2024 Target Term Fund